EQUIPMENT	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Property, Plant and Equipment [Abstract]
EQUIPMENT

Equipment consists of the following:

	Estimated Useful Lives	August 31, 2015	February 28, 2015
Research equipment	7 years	$590,372	$548,991
Computer equipment	5 years	73,704	73,704
		664,076	622,695
Accumulated depreciation and amortization		(121,864)	(96,089)
Equipment, net		$542,212	$526,606

Depreciation and amortization expense was $23,812 and $9,350 for the three months ended August 31, 2015 and 2014, respectively. Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to $20,126 and $5,665 for the three months ended August 31, 2015 and 2014, respectively. All other depreciation is included in general and administrative expense and amounted to $3,686 and $3,685 for the three months ended August 31, 2015 and 2014, respectively.

Depreciation and amortization expense was $48,657 and $18,572 for the six months ended August 31, 2015 and 2014, respectively. Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to $41,286 and $11,330 for the six months ended August 31, 2015 and 2014, respectively. All other depreciation is included in general and administrative expense and amounted to $7,371 and $7,242 for the six months ended August 31, 2015 and 2014, respectively.

On March 26, 2014, we entered into an agreement to finance the purchase of research equipment for a purchase price of $318,603. The terms of the agreement require a down payment of $21,115 and 36 monthly payments of $10,260. The agreement further requires a security deposit of $238,952, which will be refunded to the Company in three equal installments upon the payment of the twelfth, the twenty-fourth and the thirty-sixth monthly payments. This security deposit has been satisfied by the Company. As further security, a personal guaranty was required of our former chief executive officer. On July 9, 2015, we prepaid all the remaining installments due under the agreement through an application of the security deposit.

Equipment consists of the following:

	Estimated Useful lives	February 28, 2015	February 28, 2014
Research equipment	7 years	$548,991	$165,537
Computer and software equipment	5 years	73,704	72,909
		622,695	238,446
Accumulated depreciation and amortization		(96,089)	(34,192)
Equipment, net		$526,606	$204,254

Depreciation of equipment utilized in research and development activities is included in research and development expenses. All other depreciation is included in general and administrative expense. Depreciation and amortization expense was $61,897 and $21,796 for the years ended February 28, 2015 and 2014, respectively.

On March 26, 2014, we entered into an agreement to finance the purchase of research equipment for a purchase price of $318,603. The terms of the agreement require a down payment of $21,115 and 36 monthly payments of $10,260. The agreement further requires a security deposit of $238,952, which will be refunded to the Company in three equal installments upon the payment of the twelfth, the twenty-fourth and the thirty-sixth monthly payments. This security deposit has been satisfied by the Company. As further security, a personal guaranty was required of our chief executive officer.

Capital lease obligation and future payments of capital lease obligations as of February 28, 2015 were as follows:

Year Ending February 28,
(In thousands)
2016	$123,120
2017	123,120
2018	61,560
307,800
Less: amount representing interest	38,159
Capital lease obligations	269,641
Less: current portion	99,965
Noncurrent	$169,676